Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information
Entity Registrant Name	PARTNER COMMUNICATIONS CO LTD
Entity Central Index Key	0001096691
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	162,915,990
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	IL
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false